Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Intercompany receivable	$ 9,000	$ 9,000
Total current assets	9,000	9,000
Non-current assets
Loss from investment in subsidiaries	(5,634,277)	(4,346,072)
Total assets	(5,625,277)	(4,337,072)
LIABILITIES
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares, $0.001 par value, 50,000,000 shares authorized; 9,000,000 shares issued and outstanding as of December 31, 2022 and 2021:
Class A ordinary share, $0.001 par value, 44,000,000 shares authorized; 3,060,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively	3,060	3,060
Class B ordinary share, $0.001 par value, 6,000,000 shares authorized; 5,940,000 shares issued and outstanding as of December 31, 2022 and 2021	5,940	5,940
Additional paid-in capital
Accumulated deficit	(5,634,277)	(4,346,072)
Accumulated other comprehensive income
Total shareholders’ deficit	(5,625,277)	(4,337,072)
Total liabilities and shareholders’ deficit	$ (5,625,277)	$ (4,337,072)